UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended March 31, 2013
This is not an Amendment

Institutional Investment Manager Filing this Report:

Name: Quantum Capital Management, LLC.

Address: 105 East Mill Road
         Northfield, NJ 08225

13F File Number: 28-14402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit, that all informations contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hughes
Title:  President
Phone:  609-677-4949

Signature, Place, Date of Signing

 John Hughes                  Northfield, NJ            May 1, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]                [Date]

Report Type:

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                  -----------------------

Form 13F Information Table Entry Total:            40
                                                  -----------------------

Form 13F Information Table Value Total:            $198650 (x thousand)
                                                  -----------------------


List of Other Included Managers:





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                           Quantum Capital Management, LLC.
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE



    COLUMN 1                  COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
                              TITLE OF                  VALUE     SHARES/ SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
 NAME OF ISSUER                CLASS           CUSIP   (X$1000)   PRN AMT PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond Inc      COM               075896100    1675     26000  SH          Sole             26000
Berkshire Hathaway Inc Del CL B NEW          084670702    2532     24302  SH          Sole             24302
Blount Intl Inc New        COM               095180105     401     30000  SH          Sole             30000
C H Robinson Worldwide In  COM NEW           12541W209    7389    124261  SH          Sole            124261
Cass Information Sys Inc   COM               14808P109    5903    140421  SH          Sole            140421
Copart Inc                 COM               217204106   11922    347876  SH          Sole            347876
Credit Accep Corp Mich     COM               225310101     985      8066  SH          Sole              8066
CSX Corp                   COM               126408103    1724     70001  SH          Sole             70001
Donaldson Inc              COM               257651109   14107    389800  SH          Sole            389800
Fidelity National FinancialCL A              31620R105    6382    252963  SH          Sole            252963
Graco Inc                  COM               384109104    2176     37501  SH          Sole             37501
Infosys LTD                SPONSORED ADR     456788108    1617     30000  SH          Sole             30000
iShares Silver Trust       ISHARES           46428Q109       1        27  SH          Sole                27
iShares TR                 FLTG RATE NT      46429B655    8830    174234  SH          Sole            174234
iShares TR                 FTSE CHINA25 IDX  464287184       0         1  SH          Sole                 1
iShares TR                 IBOXX INV CPBD    464287242   16345    136318  SH          Sole            136318
iShares TR                 BARCLAYS INTER CR 464288638   15083    135716  SH          Sole            135716
iShares TR                 BARCLAYS MBS BD   464288588     466      4315  SH          Sole              4315
LKQ Corp                   COM               501889208    8621    396194  SH          Sole            396194
Loews Corp                 COM               540424108    1587     36000  SH          Sole             36000
Mercadolibre Inc           COM               58733R102     290      3001  SH          Sole              3001
Micros Sys Inc             COM               594901100    2731     60001  SH          Sole             60001
Microsoft Corp             COM               594918104    7767    271526  SH          Sole            271526
Nicholas Financial Inc     COM NEW           65373J209    1732    117819  SH          Sole            117819
Nordson Corp               COM               655663102    2836     43002  SH          Sole             43002
Norfolk Southern Corp      COM               655844108    6379     82752  SH          Sole             82752
Progressive Corp Ohio      COM               743315103   14758    584026  SH          Sole            584026
Raven Inds Inc             COM               754212108    1664     49501  SH          Sole             49501
Regional Mgmt Corp         COM               75902K106     782     38734  SH          Sole             38734
Schwab Strategic TR        SHT TM US TRES    808524862     450      8900  SH          Sole              8900
Seaboard Corp              COM               811543107     423       151  SH          Sole               151
SEI Investments Co         COM               784117103   21374    740856  SH          Sole            740856
Snap On Inc                COM               833034101     323      3900  SH          Sole              3900
South Jersey Inds Inc      COM               838518108     200      3603  SH          Sole              3603
Sprott Physical Gold Trust UNIT              85207H104    3276    242164  SH          Sole            242164
Sun Hydraulics Corp        COM               866942105    3670    112903  SH          Sole            112903
Tupperware Brands Corp     COM               899896104   19539    239037  SH          Sole            239037
Vanguard Index Fds         TOTAL STK MKT     922908769     272      3358  SH          Sole              3358
Vanguard Star Fd           VG TL INTL STK F  921909768     258      5371  SH          Sole              5371
World Accep Corp Del       COM               981419104    2180     25388  SH          Sole             25388

Total $198650

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